Commitments and Contingencies - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 295,529
2023	70,853
2024	64,105
2025	38,567
2026	7,646
Thereafter	855
Total	$ 477,555